INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES

7.	INCOME TAXES

Certain of the Company's subsidiaries are tax resident in Cyprus, Singapore, China, Norway and the United Kingdom and are subject to income tax in their respective jurisdictions. Such taxes are not material to our consolidated financial statements and related disclosures for the years ended December 31, 2024, 2023 and 2022.

Cyprus
Under the provisions of Cyprus tax laws, such income shall be included in the estimation of taxable income to be taxed at the rate of 12.5%.

In line with the Cypriot tonnage tax system, the Company pays tax calculated on the basis of the net tonnage of the qualifying vessels the Company owns, charters or manages. The option for tonnage tax once made is obligatory for ten years. Tonnage tax payable in relation to our vessel owning subsidiaries are recorded as ship operating expenses in the Consolidated Statements of Profit or Loss.

On October 3, 2023, the Cyprus Ministry of Finance initiated a public consultation to incorporate the EU Directive, aimed at establishing a global minimum tax level for multinational and large-scale domestic enterprise groups, into national legislation. This Directive, originating from the OECD/G20 BEPS Pillar Two Model Rules was voted on by the EU states on December 14, 2022, and seeks to ensure fair taxation practices internationally. The Directive was voted into domestic law on December 18 2024, “The Safeguarding of a Global Minimum Level of Taxation of Multinational Enterprise Groups and Large-Scale Domestic Groups in the Union Law of 2023”, with application to financial periods starting on or after December 31, 2023, harmonizing the Cyprus tax framework with the Directive. This new law does not amend the CIT legislation; the law introduces an additional set of tax rules to be applied alongside the application of CIT and other relevant taxes for MNEs in scope.

The law introduces the Qualified Income Inclusion Rule (“QIIR”) which is effective for accounting periods beginning on or after December 31, 2023 and the Qualified Undertaxed Profits Rule (“UTPR”) which is effective for accounting periods beginning on or after December 31, 2024.

Cyprus has elected to adopt the Qualifying Domestic Minimum Top Up Tax (“QDMTT”) and will be effective as of January 1, 2025. This will allow Cyprus jurisdiction to collect the top-up tax in its own jurisdiction instead of allowing a foreign jurisdiction to charge top-up taxes elsewhere.

The legislation targets multinational and large domestic enterprise groups with a consolidated revenue exceeding EUR 750 million in two of the last four years before the assessed fiscal year. It proposes a global minimum effective tax rate of 15%, as compared to the corporate tax rate in Cyprus of 12.5%, and includes specific exemptions (provided that certain conditions are met) for International Shipping Income.

In light of these developments, management is currently evaluating the potential implications of the law on the Company’s operations and financial planning. As these and other tax laws and related regulations change (including changes in the interpretation, approach and guidance of tax authorities), our financial results could be materially impacted.

United States
For the three years ended December 31, 2024, 2023 and 2022, the Company did not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

Under Section 863(c)(2)(A) of the Internal Revenue Code, 50% of all transportation revenue attributable to transportation which begins or ends in the United States shall be treated as from sources within the United States where no Section 883 exemption is available. Such revenue is subject to 4% tax. No revenue tax has been recorded in voyage expenses and commissions in the year ended December 31, 2024 (2023: nil, 2022: nil).

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.